VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—38.9%
Biotechnology—0.4%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(1)	$ 3,000	$ 2,594
Commercial Services—2.6%
Block, Inc. 0.125%, 3/1/25(1)	9,000	8,289
Shift4 Payments, Inc.
0.000%, 12/15/25(1)	6,090	5,451
0.500%, 8/1/27	3,075	2,401
		16,141

Computers—4.6%
Lumentum Holdings, Inc. 0.250%, 3/15/24(1)	8,500	8,301
Seagate HDD Cayman 144A 3.500%, 6/1/28(2)	10,450	10,831
Zscaler, Inc. 0.125%, 7/1/25(1)	7,550	9,196
		28,328

Energy-Alternate Sources—2.2%
SolarEdge Technologies, Inc. 0.000%, 9/15/25(1)	4,515	3,919
Stem, Inc. 144A 0.500%, 12/1/28(2)	10,500	5,491
Sunnova Energy International, Inc. 2.625%, 2/15/28	9,000	4,329
		13,739

Entertainment—2.5%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(1)	8,320	8,362
Vail Resorts, Inc. 0.000%, 1/1/26(1)(3)(4)	8,000	6,955
		15,317

Financial Services—1.3%
Goldman Sachs Finance Corp. 4.000%, 9/28/26(5)	7,100	7,789
Healthcare-Products—1.2%
Exact Sciences Corp. 0.375%, 3/15/27(1)	8,265	7,180
Internet—4.7%
Etsy, Inc. 0.125%, 9/1/27(3)	5,725	4,517
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(2)	8,000	6,465
Uber Technologies, Inc. 0.000%, 12/15/25(1)(4)	11,420	10,378
Zillow Group, Inc. 2.750%, 5/15/25(1)	8,000	7,749
		29,109

	Par Value	Value

Leisure Time—1.3%
NCL Corp., Ltd. 2.500%, 2/15/27(1)	$ 9,950	$ 7,960
Media—1.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(1)	7,500	7,517
Pharmaceuticals—0.6%
Dexcom, Inc. 0.250%, 11/15/25(1)	4,245	4,011
Semiconductors—5.5%
Impinj, Inc. 1.125%, 5/15/27(1)	3,010	2,773
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(1)	7,200	7,474
Microchip Technology, Inc. 0.125%, 11/15/24(3)	10,457	10,555
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)(2)	9,670	8,461
Wolfspeed, Inc. 0.250%, 2/15/28	7,500	4,646
		33,909

Software—10.8%
Akamai Technologies, Inc. 0.125%, 5/1/25(1)	6,000	6,944
Bentley Systems, Inc. 0.125%, 1/15/26(1)	10,900	10,328
BILL Holdings, Inc. 0.000%, 12/1/25(1)	8,500	8,064
Cloudflare, Inc. 0.000%, 8/15/26(1)(4)	10,860	9,079
Datadog, Inc. 0.125%, 6/15/25(1)	5,000	5,505
Nutanix, Inc. 0.250%, 10/1/27(1)	10,370	9,271
Splunk, Inc.
1.125%, 9/15/25(1)	2,000	2,148
1.125%, 6/15/27(1)	7,480	7,069
Tyler Technologies, Inc. 0.250%, 3/15/26(1)	9,000	8,541
		66,949

Total Convertible Bonds and Notes (Identified Cost $272,162)		240,543

Corporate Bonds and Notes—19.4%
Computers—3.0%
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)	10,650	9,158
Seagate HDD Cayman 144A 8.500%, 7/15/31(2)(3)	9,175	9,336
		18,494

Diversified REITS—1.5%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)(2)	9,505	9,208
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—1.5%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	$ 9,310	$ 9,251
Entertainment—1.4%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)(2)	8,980	8,898
Healthcare-Services—1.5%
Tenet Healthcare Corp. 6.125%, 10/1/28(1)(3)	9,845	9,131
Internet—1.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	9,250	8,999
Lodging—1.5%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	10,815	9,057
Machinery-Diversified—1.4%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	8,700	8,961
Semiconductors—3.1%
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	9,850	9,011
Micron Technology, Inc. 6.750%, 11/1/29(1)	9,850	9,898
		18,909

Software—1.5%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)(3)	9,625	9,505
Transportation—1.5%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	9,550	9,304
Total Corporate Bonds and Notes (Identified Cost $124,776)		119,717

	Shares
Common Stocks—58.7%
Banks—0.8%
JPMorgan Chase & Co.(1)	34,070	4,738
Biotechnology—0.3%
Natera, Inc.(6)	53,210	2,100
Communications Equipment—3.1%
Arista Networks, Inc.(1)(6)	50,445	10,108
Juniper Networks, Inc.	128,380	3,456
Motorola Solutions, Inc.	20,600	5,736
		19,300

Electrical Equipment—0.7%
Rockwell Automation, Inc.	15,320	4,026
	Shares	Value

Electronic Equipment, Instruments & Components—2.4%
Flex Ltd.(6)	586,200	$ 15,077
Energy Equipment & Services—1.2%
Schlumberger N.V.(1)	132,925	7,399
Entertainment—1.2%
Netflix, Inc.(6)	18,045	7,429
Financial Services—1.5%
Mastercard, Inc. Class A(1)	10,135	3,815
Visa, Inc. Class A(3)	24,020	5,647
		9,462

Healthcare Equipment & Supplies—1.8%
Boston Scientific Corp.(1)(6)	150,405	7,699
CONMED Corp.(3)	18,020	1,756
Intuitive Surgical, Inc.(6)	5,375	1,410
		10,865

Healthcare Providers & Services—5.1%
Elevance Health, Inc.(1)	17,660	7,949
McKesson Corp.(1)	19,645	8,946
UnitedHealth Group, Inc.(1)	26,810	14,358
		31,253

Hotels, Restaurants & Leisure—6.3%
Chipotle Mexican Grill, Inc. Class A(6)	2,225	4,321
Hilton Worldwide Holdings, Inc.(1)	75,340	11,416
Marriott International, Inc. Class A(1)	39,360	7,422
McDonald’s Corp.(1)	40,780	10,691
Trip.com Group Ltd. ADR(6)	153,865	5,232
		39,082

Insurance—2.6%
Chubb Ltd.(1)	30,635	6,575
Progressive Corp. (The)(1)	58,185	9,198
		15,773

Interactive Media & Services—4.0%
Alphabet, Inc. Class A(1)(6)	74,830	9,285
Baidu, Inc. Sponsored ADR(6)	15,765	1,655
Meta Platforms, Inc. Class A(1)(6)	45,675	13,761
		24,701

IT Services—1.1%
Okta, Inc. Class A(6)	49,660	3,347
Twilio, Inc. Class A(6)	65,970	3,382
		6,729

Life Sciences Tools & Services—1.1%
IQVIA Holdings, Inc.(1)(6)	36,362	6,575
Machinery—0.6%
Deere & Co.	10,086	3,685

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value

Pharmaceuticals—5.0%
AstraZeneca plc Sponsored ADR	177,735	$ 11,238
Eli Lilly & Co.(1)	21,715	12,029
Merck & Co., Inc.(1)	75,560	7,760
		31,027

Semiconductors & Semiconductor Equipment—7.4%
Analog Devices, Inc.(1)	5,535	871
Applied Materials, Inc.(1)	18,015	2,384
Broadcom, Inc.(1)	9,270	7,799
Marvell Technology, Inc.(1)	185,517	8,760
Monolithic Power Systems, Inc.	3,770	1,665
NVIDIA Corp.(1)	34,950	14,253
NXP Semiconductors N.V.	39,400	6,794
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	38,845	3,353
		45,879

Software—12.0%
Cadence Design Systems, Inc.(1)(6)	60,290	14,461
Crowdstrike Holdings, Inc. Class A(1)(6)	42,895	7,582
Intuit, Inc.	11,540	5,712
Microsoft Corp.(1)	48,940	16,547
Oracle Corp.(1)	142,875	14,773
Salesforce, Inc.(1)(6)	39,815	7,996
ServiceNow, Inc.(1)(6)	12,560	7,308
		74,379

Specialized REITs—0.5%
Equinix, Inc.(1)	4,335	3,163
Total Common Stocks (Identified Cost $323,206)		362,642

Equity-Linked Note—1.0%
Financial Services—1.0%
Goldman Sachs Finance Corp.(5)	7,315,000	6,483
Total Equity-Linked Note (Identified Cost $7,498)		6,483

Total Long-Term Investments—118.0% (Identified Cost $727,642)		729,385

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.234%)(7)(8)	5,456,343	5,456
Total Securities Lending Collateral (Identified Cost $5,456)		5,456

TOTAL INVESTMENTS—118.9% (Identified Cost $733,098)		$734,841
Other assets and liabilities, net—(18.9)%		(116,792)
NET ASSETS—100.0%		$618,049
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $174,097.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $131,936 or 21.3% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Cayman Islands	3
Singapore	2
United Kingdom	2
Bermuda	1
Curaçao	1
China	1
Other	2
Total	100%
† % of total investments as of October 31, 2023.

See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$240,543	$—	$232,754	$7,789
Corporate Bonds and Notes	119,717	—	119,717	—
Equity Securities:
Common Stocks	362,642	362,642	—	—
Equity-Linked Note	6,483	—	—	6,483
Securities Lending Collateral	5,456	5,456	—	—
Total Investments	$734,841	$368,098	$352,471	$14,272

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds And Notes	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2023:	$ 7,647	$ —	$ 7,647
Net change in unrealized appreciation (depreciation)(a)	(1,254)	(90)	(1,164)
Purchases	7,879	7,879	—
Balance as of October 31, 2023	$ 14,272	$ 7,789	$ 6,483
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $(1,254).
See Notes to Schedule of Investments

VIRTUS Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.